INCOME TAX (Schedule of Net Operating Losses Expiring in Various Years) (Details) $ in Thousands	12 Months Ended
Mar. 31, 2018 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	$ 82,882
Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	58,506
China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	24,376
2019 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,205
2019 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2019 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,205
2020 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	5,003
2020 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2020 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	5,003
2021 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,435
2021 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2021 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,435
2022 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,388
2022 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2022 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,388
2023 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,345
2023 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2023 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	4,345
2027 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,530
2027 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,530
2027 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2029 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2
2029 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2
2029 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2030 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,858
2030 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	3,858
2030 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2031 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,749
2031 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	6,749
2031 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2032 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,658
2032 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,658
2032 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2033 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,898
2033 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,898
2033 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2034 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,446
2034 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	9,446
2034 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2035 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,042
2035 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	7,042
2035 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2036 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	993
2036 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	993
2036 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2037 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,673
2037 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	1,673
2037 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2038 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,476
2038 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	2,476
2038 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses
2039 [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	5,181
2039 [Member] | Canada [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses	5,181
2039 [Member] | China [Member]
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Net operating losses